Share-based Plans - Stock Options Other Disclosure (Details) - EUR (€)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Proceeds from exercise of stock options	€ 44,443,000	€ 39,100,000